SBA/PPP Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Loans Payable

The following table summarizes PPP/SBA loans payable:

	As of
	March 31, 2023	December 31, 2022
SBA Guaranteed PPP Loan	$—	$—
SBA Loan	149,900	149,900
Second Draw SBA Guaranteed PPP Loan	—	—
Total	$149,900	$149,900

The following table summarizes PPP/SBA loans payable:

	As of
	December 31, 2022	December 31, 2021
SBA Guaranteed PPP Loan	$—	$14,033
SBA Loan	149,900	149,900
Second Draw SBA Guaranteed PPP Loan	—	197,662
Total	$149,900	$361,595